Expense Example	Apr. 30, 2026 USD ($)
TFA Tactical Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 261
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,524
Expense Example, with Redemption, 10 Years	3,253
Tactical Allocation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	839
Expense Example, with Redemption, 5 Years	1,443
Expense Example, with Redemption, 10 Years	3,077
TFA Quantitative Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	1,335
Expense Example, with Redemption, 10 Years	2,846
TFA AlphaGen Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	1,275
Expense Example, with Redemption, 10 Years	$ 2,726